OTHER ASSETS - Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
VAT receivables	€ 318	€ 0
Retirement benefit surplus	21	24
Other	57	57
Total other non-current assets	€ 396	€ 81